Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 323.5	$ 123.5	$ 72.8
Other current assets
Derivative asset - current	0.2
Other assets
Derivative asset - long-term	1.9
Contingent consideration - margin support		20.2	17.3
Total Assets	325.6	143.7	90.1
LIABILITIES
Derivative liability - current	71.2	109.9	45.6
Derivative liability-long-term	8.0		22.4
Other liabilities
Derivative liability - long-term	8.0		22.4
Contingent consideration - earn-out		30.9	53.8
Total Liabilities	79.2	140.8	121.8
Fair Value, Inputs, Level 1
ASSETS
Cash and cash equivalents	323.5	123.5	72.8
Other current assets
Derivative asset - current
Other assets
Derivative asset - long-term
Contingent consideration - margin support
Total Assets	323.5	123.5	72.8
LIABILITIES
Derivative liability - current
Derivative liability-long-term
Other liabilities
Derivative liability - long-term
Contingent consideration - earn-out
Total Liabilities
Fair Value, Inputs, Level 2
ASSETS
Cash and cash equivalents
Other current assets
Derivative asset - current	0.2
Other assets
Derivative asset - long-term	1.9
Contingent consideration - margin support
Total Assets	2.1
LIABILITIES
Derivative liability - current	71.2	109.9	45.6
Derivative liability-long-term	8.0		22.4
Other liabilities
Derivative liability - long-term	8.0		22.4
Contingent consideration - earn-out
Total Liabilities	79.2	109.9	68.0
Fair Value, Inputs, Level 3
ASSETS
Cash and cash equivalents
Other current assets
Derivative asset - current
Other assets
Derivative asset - long-term
Contingent consideration - margin support		20.2	17.3
Total Assets		20.2	17.3
LIABILITIES
Derivative liability - current
Derivative liability-long-term
Other liabilities
Derivative liability - long-term
Contingent consideration - earn-out		30.9	53.8
Total Liabilities		$ 30.9	$ 53.8